UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 130.6%
Alabama - 1.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,595,670

Arizona - 2.3%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	205,000	246,228	(a)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	535,140
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	272,492	(b)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,153,880
Pinal County, AZ, Electrical District #3, Electric System Revenue, Refunding	4.000%	7/1/23	1,000,000	1,046,660

Total Arizona				3,254,400

California - 21.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	557,535
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,322,200
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.840%	4/1/24	2,000,000	2,045,320	(c)(d)
California State MFA Revenue, Senior Lien, LINXS APM Project	5.000%	12/31/34	350,000	399,637	(e)
California State Pollution Control Financing Authority, Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	2,000,000	2,149,240	(b)(e)
California State, GO, Bid Group B, Refunding	5.000%	8/1/33	1,000,000	1,164,810	(f)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	585,253	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1	5.000%	6/1/34	1,500,000	1,671,255
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	2,038,682
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,197,160
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/22	1,000,000	1,119,370

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	$750,000	$873,930
Modesto, CA, Irrigation District, Electric System Revenue:
Series A, Refunding	5.000%	7/1/24	4,130,000	4,445,532
Series A, Refunding	5.000%	7/1/25	2,000,000	2,150,420
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	105,927	(b)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	3,000,000	3,712,560
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	454,553
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	300,000	346,458	(g)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	894,630
Series A, Refunding	5.000%	10/1/43	250,000	290,398
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	897,322
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	1/1/33	645,000	752,309	(e)

Total California				30,174,501

Colorado - 5.1%
Base Village, Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,640
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	106,314	(e)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	2,000,000	2,085,420
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,940,000	4,403,186

Total Colorado				7,097,560

Connecticut - 1.3%
Connecticut State HEFA Revenue:
Bristol Hospital, Series B, AGC	5.500%	7/1/21	705,000	707,122
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	282,165

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$500,000	$556,225
Connecticut State, GO, Series E	5.000%	10/15/34	210,000	232,449

Total Connecticut				1,777,961

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	140,000	141,877

Florida - 7.4%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	282,890	(e)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	150,000	154,725	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	621,513
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,632,075
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	4,000,000	4,325,080	(e)
Series A, Refunding	5.000%	10/1/32	1,000,000	1,079,500	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,723,455
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	282,345
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	269,692

Total Florida				10,371,275

Georgia - 6.1%
Atlanta, GA, Water & Wastewater Revenue, Series A	6.000%	11/1/23	2,000,000	2,058,020	(g)
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	998,200	(c)(d)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Healthcare of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,041,840
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,014,170	(g)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	$250,000	$279,825
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	1,500,000	1,492,575	(c)(d)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	560,495

Total Georgia				8,445,125

Illinois - 13.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	500,000	540,095
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	281,434
Series C, Refunding	5.000%	12/1/24	250,000	266,240
Chicago, IL, GO:
Series B, Refunding	5.500%	1/1/30	1,000,000	1,088,570
Series C, Refunding	5.000%	1/1/25	500,000	541,425
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	966,305
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	574,400
Senior Lien, Series D	5.250%	1/1/37	400,000	457,636
Series A, Refunding	5.000%	1/1/31	1,750,000	1,929,095	(e)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	657,510
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	575,705
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	715,189
Illinois State Finance Authority Revenue:
Memorial Health System	5.250%	4/1/29	1,670,000	1,674,576
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	200,000	225,672
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	558,890
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,344,190

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	$100,000	$116,563
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/26	600,000	650,538
Series 2016, Refunding	5.000%	2/1/29	500,000	536,055
Series A	5.000%	12/1/42	300,000	308,511
Series A, Refunding	5.000%	10/1/29	1,300,000	1,402,336
Series D	5.000%	11/1/26	450,000	489,168
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Refunding	5.000%	12/15/31	250,000	273,850

Total Illinois				18,173,953

Indiana - 5.7%
Hammond Multi-School Building Corp.:
First Mortgage State Intercept	5.000%	7/15/34	750,000	851,535
First Mortgage State Intercept	5.000%	7/15/35	1,035,000	1,168,649
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp., Refunding	6.000%	12/1/19	1,000,000	1,019,490
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,521,560
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	295,000	322,677	(e)

Total Indiana				7,883,911

Kentucky - 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,600,000	1,699,296	(c)(d)
Series B	4.000%	1/1/25	1,200,000	1,288,404	(c)(d)

Total Kentucky				2,987,700

Louisiana - 4.5%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,235,220	(e)
Series B	5.000%	1/1/30	2,000,000	2,226,120	(e)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,841,304	(e)

Total Louisiana				6,302,644

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	$350,000	$416,195
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	500,000	576,585	(a)
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	284,063
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	226,774
Wellforce Issue, Series A	5.000%	7/1/39	250,000	277,893
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	583,620	(e)

Total Massachusetts				2,365,130

Michigan - 3.1%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	268,900
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	919,248
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	399,059
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	600,000	617,688	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C	5.000%	7/1/33	275,000	306,300
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,152,240
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	281,428
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	329,202	(e)

Total Michigan				4,274,065

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.3%
Missouri State Health Educational Facilities Authority Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	$150,000	$163,292
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	307,983

Total Missouri				471,275

Nebraska - 0.4%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	580,665

Nevada - 2.9%
Humboldt County, NV, PCR, Idaho Power Co. Project, Refunding	5.150%	12/1/24	4,000,000	4,061,760

New Jersey - 11.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,106,850
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	3,024,982
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	2,175,000	2,320,703
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	160,722	(e)
New Jersey State EDA, Special Facilities Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	345,000	349,271	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry, Series B, Refunding	7.125%	12/1/23	2,000,000	2,026,760	(g)
New Jersey State Higher Education Student Assistance Authority, Student Loan Revenue, Series A	5.375%	6/1/24	645,000	649,560
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B	5.250%	6/15/23	4,000,000	4,255,120
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,161,100
Tobacco Settlement Financing Corp., NJ Revenue, Series A, Refunding	5.000%	6/1/35	500,000	558,340

Total New Jersey				15,613,408

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 11.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$1,000,000	$1,153,240
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	3,500,000	4,118,975
Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,749,900
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,128,900
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	224,902
New York State Transportation Development
Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	600,000	622,434	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	2,050,000	2,351,145	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,342,294	(e)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	746,925	(b)
Port Authority of New York & New Jersey Revenue, Consolidated, Series 183, Refunding	5.000%	10/15/30	1,500,000	1,723,890	(e)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,147,480

Total New York				16,310,085

North Carolina - 0.1%
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	114,002

Ohio - 0.4%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	602,560

Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue, Series A	5.000%	6/1/30	2,500,000	2,604,975	(g)
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	130,000	50,050	*(h)

Total Oklahoma				2,655,025

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.4%
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	$570,000	$623,289
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	586,165
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	378,277
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	345,225

Total Oregon				1,932,956

Pennsylvania - 2.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/30	200,000	233,116
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	500,000	552,105
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,008,603	(g)
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	566,070
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	172,506
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	511,596

Total Pennsylvania				4,043,996

Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	1,000,000	920,770

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	455,396	(e)

Tennessee - 5.7%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bond, Series A	5.000%	7/1/42	300,000	342,966

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/20	$2,030,000	$2,113,758
Series A	5.250%	9/1/23	4,940,000	5,497,874

Total Tennessee				7,954,598

Texas - 7.2%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	276,675
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,138,860	(e)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,148,620
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	576,190	(e)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,205,665	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	102,586	(e)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	569,495
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,464,060
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	143,868
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/22	2,000,000	2,185,440
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,100,000	1,263,944

Total Texas				10,075,403

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	291,750
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	335,000	322,438
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	146,325
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	97,550

Total U.S. Virgin Islands				858,063

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	$250,000	$276,685

Virginia - 2.8%
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,390,787
Virginia State Small Business Financing Authority Revenue:
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,127,560	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	367,549	(e)

Total Virginia				3,885,896

Washington - 0.7%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, Series B, AGC	5.750%	8/15/29	1,000,000	1,018,090	(g)

Wisconsin - 4.0%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,361,389
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,185,900	(e)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	222,364	(b)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/37	175,000	192,706	(e)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	558,705

Total Wisconsin				5,521,064

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,191,926)				182,197,469

SHORT-TERM INVESTMENTS - 2.7%
MUNICIPAL BONDS - 2.7%
California - 0.2%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC-Wells Fargo Bank N.A.	1.780%	10/1/37	220,000	220,000	(e)(i)(j)

New York - 0.3%
New York State HFA Revenue, 42nd & 10th
Housing, LIQ-FHLMC, LOC-FHLMC	1.700%	11/1/41	400,000	400,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA-JPMorgan Chase	1.750%	11/1/34	$100,000	$100,000	(i)(j)

Texas - 2.1%
University of Texas System Revenue, Financing System Bonds, Taxable Subordinated, Series G-1, LIQ-University of Texas Investment Management Co.	2.380%	8/1/45	3,000,000	3,000,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $3,720,000)				3,720,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $16,824)	2.374%		16,824	16,824

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,736,824)				3,736,824

TOTAL INVESTMENTS - 133.3% (Cost - $178,928,750)				185,934,293
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (34.0)%				(47,400,000)
Other Assets in Excess of Liabilities - 1.1%				1,574,822

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$139,509,115

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The coupon payment on these securities is currently in default as of February 28, 2019.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.
Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	18	6/19	$2,917,657	$2,872,688	$44,969

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$182,197,469	—	$182,197,469
Short-Term Investments†:
Municipal Bonds	—	3,720,000	—	3,720,000
Money Market Funds	$16,824	—	—	16,824

Total Short-Term Investments	16,824	3,720,000	—	3,736,824

Total Investments	$16,824	$185,917,469	—	$185,934,293

Other Financial Instruments:
Futures Contracts	$44,969	—	—	$44,969

Total	$61,793	$185,917,469	—	$185,979,262

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019